COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

NOTE 10- COMMITMENTS AND CONTINGENCIES

Boomerang Utah is a joint and several guarantor on a twenty-year promissory note owing to a non-affiliated bank in the principal amount of $764,521, bearing interest at 3.807% per annum and due August 1, 2027.  The promissory note is collateralized by the real property that is the subject of the lease from SB&G to Boomerang.  Messrs. Gene Mulvihill, Checketts, and Koffman, are the other joint and several guarantors of the promissory note.

In October 2011, we entered into a five year lease, commencing on December 1, 2011, on a new principal office, consisting of approximately 7,350 square feet, located at 30 B Vreeland Avenue, Florham Park, NJ. This is also the location of our sales and marketing activities.

The aggregate future minimum annual rental payments, exclusive of escalation payments for taxes and operating costs, under operating leases are as follows:

Twelve months ended December 30, 2012	$138,272
December 30, 2013	143,784
December 30, 2014	149,297
December 30, 2015	154,809
December 30, 2016	146,541
Total	$732,703

NOTE 13 – COMMITMENTS AND CONTINGENCIES

Boomerang Utah is a joint and several guarantor on a twenty-year promissory note owing to a non-affiliated bank in the principal amount of $773,913, bearing interest at 3.807% per annum and due August 1, 2027.  The promissory note is collateralized by the real property that is the subject of the lease from SB&G to Boomerang.  Messrs. Gene Mulvihill, Checketts, and Koffman, are the other joint and several guarantors of the promissory note.

Our principal office, consisting of approximately 2,022 square feet, located at 355 Madison Avenue, Morristown, NJ was under a five year lease with NYC Skyline Realty, LLC, a non-affiliated entity.  During the year ended September 30, 2011, we gave notice to terminate this lease effective December 31, 2011.  We entered into a five year lease, commencing on December 1, 2011, on a new principal office, consisting of approximately 7,350 square feet, located at 30 B Vreeland Avenue, Florham Park, NJ.   This is also the location of our sales and marketing activities.

The aggregate future minimum annual rental payments, exclusive of escalation payments for taxes and operating costs, under operating leases are as follows:

Year ended September 30, 2012	$87,129
September 30, 2013	127,706
September 30, 2014	133,219
September 30, 2015	138,731
September 30, 2016	144,244
Total	$631,029